Discontinued Operations and Assets Held for Sale - Financial Results of Discontinued Operations (Details) - USD ($) $ in Millions		12 Months Ended
	May 10, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations		$ 415	$ 37	$ 114
Less: Net (loss) income attributable to non-controlling interests from discontinued operations		(2)	(5)	5
Income from discontinued operations attributable to IGT PLC		417	41	110
Lottomatica Videolot Rete S.p.A. And Lottomatica Scommesse S.r.l. | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenue		74	429	778
Operating income		24	51	159
Income from discontinued operations before provision for (benefit from) income taxes		23	43	157
(Benefit from) provision for income taxes on discontinued operations		(1)	7	42
Gain on sale of discontinued operations before provision for income taxes	$ 396	396	0	0
Provision for income taxes on sale of discontinued operations		5	0	0
Income from discontinued operations		415	37	114
Less: Net (loss) income attributable to non-controlling interests from discontinued operations		(2)	(5)	5
Income from discontinued operations attributable to IGT PLC		417	41	110
Depreciation and amortization		$ 0	$ 95	$ 100